Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Common Stock	Accumulated Other Comprehensive Loss	Retained Earnings	Noncontrolling Interest	Total
Balances at Dec. 31, 2012	$ 1	$ (172)	$ 2,475	$ 4	$ 2,308
Comprehensive income:
Net earnings (loss)			212	2	214
Other comprehensive loss, net of tax		(10)			(10)
Repurchase of common stock			(24)		(24)
Addition of (Reduction to) noncontrolling interests			(1)		(1)
Balances at Dec. 31, 2013	1	(182)	2,668	6	2,493
Increase (Decrease) in Stockholders' Equity
Cumulative effect of a change in accounting method (see Note 1)			6		6
Comprehensive income:
Net earnings (loss)			367	1	368
Other comprehensive loss, net of tax		(71)			(71)
Repurchase of common stock			(53)		(53)
Dividends paid to noncontrolling interests				(2)	(2)
Balances at Dec. 31, 2014	1	(253)	2,982	5	2,735
Comprehensive income:
Net earnings (loss)			171	1	172
Other comprehensive loss, net of tax		(25)			(25)
Balances at Dec. 31, 2015	$ 1	$ (278)	$ 3,153	$ 6	$ 2,882